UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2004

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Spartan®
Short-Intermediate Municipal
Income Fund

1.807761.100

ASTM-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 3.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,142
Birmingham Spl. Care Facilities Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A1, 4.35%, tender 7/1/06 (b)	14,500	14,520
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,876
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,137
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,423
Jefferson County Gen. Oblig. Series 2003 A:
5% 4/1/06 (MBIA Insured)	3,000	3,140
5% 4/1/07 (MBIA Insured)	3,000	3,216
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,700
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,025	14,394
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,478
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,025	2,246
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,068
5% 2/1/08 (MBIA Insured)	1,475	1,602
		61,942
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	2,000
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,614
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,890
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,898
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,674
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,376
0% 6/30/07 (MBIA Insured)	7,050	6,590
0% 6/30/08 (MBIA Insured)	4,240	3,820
		29,862
Arizona - 1.1%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/06	2,525	2,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$ 3,750	$ 4,596
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	8,323
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	770
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,040
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,198
		19,600
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,097
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,048
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,043
4.25% 9/1/07 (FGIC Insured)	2,175	2,309
		5,497
California - 8.1%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,331
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,652
5.25% 5/1/10 (MBIA Insured)	1,100	1,225
California Gen. Oblig.:
5% 2/1/09	1,640	1,780
5% 2/1/10	2,000	2,183
5% 12/1/11 (MBIA Insured)	8,000	8,914
5.125% 9/1/12	1,000	1,090
5.25% 2/1/10 (FSA Insured)	7,265	8,077
5.25% 2/1/11	5,775	6,412
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,991
5.75% 10/1/08	1,085	1,212
6.4% 9/1/08	3,075	3,503
6.5% 9/1/10	1,740	2,039
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 5,005
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,174
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,268
5% 6/1/08	6,000	6,481
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,118
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,978
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,845
5.25% 7/1/08 (MBIA Insured) (a)	855	907
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,393
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (c)	3,490	3,562
5.5% 5/15/06 (c)	3,000	3,153
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,589
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,715
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	9,100	9,549
		150,494
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,676
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (c)	1,200	1,205
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	2,200	2,107
0% 9/1/07 (MBIA Insured)	3,200	2,975
		9,963
Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,337
4.5% 7/1/08 (MBIA Insured)	1,045	1,121
5% 7/1/09 (MBIA Insured)	1,000	1,098
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,291
5% 12/30/06	6,560	6,996
5% 12/30/07	4,535	4,928
		20,891
District Of Columbia - 1.5%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,323
5% 1/1/06 (AMBAC Insured)	1,000	1,038
5% 1/1/07 (AMBAC Insured)	1,000	1,064
5.25% 1/1/08 (AMBAC Insured)	935	1,018
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,987
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,460
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	10,017
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,995
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,811
4% 10/1/07 (FSA Insured) (c)	1,000	1,039
		27,752
Florida - 6.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	553
Broward County School District Series A, 5% 2/15/08	5,810	6,295
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,051
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,617
5.2% 7/15/07 (AMBAC Insured)	8,000	8,669
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,387
Florida Dept. of Envir. Protection Preservation Rev. Series B, 5% 7/1/07 (MBIA Insured)	19,020	20,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	$ 20,300	$ 20,555
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,244
4.25%, tender 8/1/07 (b)(c)	6,000	6,133
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,516
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,520
5% 4/1/08 (AMBAC Insured)	2,825	3,071
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,641
Miami-Dade County School District:
Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,638
Series 1995, 5.1% 8/1/06 (MBIA Insured)	1,935	2,043
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,654
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,920
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,567
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	10,062
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,994
		114,600
Georgia - 1.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	6,000	6,342
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,435
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,866
Series C, 6.5% 7/1/07	2,185	2,443
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$ 1,035	$ 1,064
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,191
		22,701
Hawaii - 2.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,741
Hawaii Gen. Oblig.:
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,398
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,658
Honolulu City & County Gen. Oblig. Series B:
5.5% 11/1/04 (FGIC Insured)	465	466
8% 10/1/09	26,940	33,302
		44,565
Illinois - 8.9%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,450
5% 1/1/08 (MBIA Insured)	1,190	1,290
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,121
5% 1/1/07 (FGIC Insured)	1,000	1,066
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,061
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,813
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,296
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,478
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,767
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	14,109
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,845
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,935
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	4,810	4,828
4.25% 6/1/08 (AMBAC Insured)	3,600	3,743
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,855	3,179
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	9,685	10,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2003 B: - continued
5% 11/15/07 (MBIA Insured)	$ 5,000	$ 5,434
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,912
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,213
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,107
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,626
(Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/08 (b)	4,700	4,792
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (b)(c)	6,100	6,140
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,602
5.25% 4/1/08 (MBIA Insured)	1,035	1,134
5.5% 8/1/10	1,405	1,584
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	8,156
Series A, 5% 10/1/09	2,600	2,859
5% 6/1/07	6,265	6,722
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,147
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	519
5% 5/15/08	700	728
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,582
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,836
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,662
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	510
5.25% 10/1/05 (FGIC Insured)	560	580
5.25% 10/1/06 (FGIC Insured)	695	739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	$ 2,365	$ 2,608
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,201
0% 12/1/07 (FGIC Insured)	625	576
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,215
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,331
		164,776
Indiana - 1.5%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	2,011
5% 1/15/11 (FSA Insured)	1,910	2,099
5% 1/15/12 (FSA Insured)	1,990	2,195
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,305
5.5% 11/15/05	1,000	1,040
5.5% 11/15/06	1,000	1,068
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,353
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,173
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,988
		27,232
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,509
Series C, 2.38%, tender 9/1/05 (b)	4,000	3,995
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,497
		9,001
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	1,185	1,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	$ 10,000	$ 9,493
0% 1/1/09 (AMBAC Insured)	2,000	1,759
		12,525
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,500	3,739
Maryland - 0.2%
Baltimore Gen. Oblig. Series A, 5.5% 10/15/18 (FGIC Insured) (Pre-Refunded to 10/15/10 @ 102) (d)	1,700	1,970
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,711
		3,681
Massachusetts - 5.3%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	8,064
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,266
5.875% 8/1/08	1,630	1,792
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,934
Series 2001 A, 5.5% 1/1/11	5,000	5,642
Series 2002 B, 5% 2/1/06	40,000	41,631
Series 2003 A, 5.375% 8/1/08	5,165	5,709
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	8,975	9,526
5.5% 10/1/10 (MBIA Insured)	1,130	1,282
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,204
5.5% 2/1/07 (MBIA Insured)	7,500	8,094
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,803
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,011
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,210
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,877
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,040
		99,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 4.4%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	$ 2,000	$ 2,132
Chippewa Valley Schools:
4% 5/1/06	1,000	1,033
4% 5/1/07	2,610	2,731
5% 5/1/08	1,260	1,370
Detroit City School District 5.05% 5/1/06	4,845	5,078
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,907
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,338
Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,273
5% 4/1/07 (FSA Insured) (a)	6,910	7,321
5% 4/1/08 (MBIA Insured)	14,545	15,809
5% 4/1/09 (MBIA Insured)	10,620	11,652
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,299
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	2,008
Hazel Park School District 5% 5/1/08	1,275	1,386
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (d)	11,985	12,770
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,505
		81,612
Minnesota - 0.9%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,651
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,462
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,281
5.25% 12/1/10	500	529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,372
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/06 (AMBAC Insured)	5,045	5,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
5% 1/1/08 (AMBAC Insured)	$ 2,410	$ 2,611
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,042
		17,188
Mississippi - 0.5%
Jackson Wtr. & Swr. Sys. Rev. Series 2003, 5% 9/1/07 (FSA Insured)	5,825	6,271
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,900
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,274
		9,445
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,441
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,088
5% 2/1/08 (FGIC Insured)	2,000	2,166
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,198
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,726
		9,619
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,069
Nebraska - 2.0%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,028
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,209
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,863
0% 1/1/07 (MBIA Insured)	4,000	3,805
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,751
		37,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.7%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	$ 800	$ 819
5% 7/1/06 (AMBAC Insured) (c)	800	840
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,378
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,915
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,324
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,938
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,837
Series D, 5% 6/15/09 (MBIA Insured)	13,890	15,298
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (d)	2,200	2,368
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,665
		32,382
New Jersey - 2.1%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (a)	1,225	1,323
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,413
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(c)	5,000	5,000
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	6,300	6,610
Series 2005 A, 5% 12/15/07 (MBIA Insured) (a)	5,000	5,310
Series A, 5.25% 12/15/08 (MBIA Insured) (a)	15,000	16,237
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,098
		39,991
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	$ 7,000	$ 6,965
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,672
		20,637
New York - 7.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,307
5% 1/1/12	1,175	1,293
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	285
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	4,089
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,495
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	871
5% 9/1/12 (FGIC Insured)	1,500	1,628
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,858
Series 2004 G, 5% 8/1/09	8,000	8,699
Series A, 5.25% 11/1/14 (MBIA Insured)	600	667
Series E, 6% 8/1/11	60	65
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,102
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,943
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,441
Series 2003 A:
5% 1/1/06	1,250	1,298
5% 1/1/07	10,855	11,508
5% 3/15/08	2,000	2,170
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (d)	2,615	2,876
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,846
4.5% 2/1/08	1,500	1,601
5% 2/1/09	2,035	2,225
Suffolk County Gen. Oblig. Series 2004 B, 5% 5/1/06 (FSA Insured)	2,200	2,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	$ 3,800	$ 4,092
Series A1:
5.25% 6/1/12	5,000	5,241
5.25% 6/1/13	17,500	18,753
Series B1, 5% 6/1/06	17,815	18,612
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,310
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (d)	10,000	11,130
		129,713
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,265
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,790
		5,055
North Carolina - 1.0%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,192
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,345
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,712
Series A, 5.5% 1/1/10	3,000	3,268
Series B, 6% 1/1/05	2,000	2,018
Series C, 5% 1/1/08	1,190	1,262
Series D, 5.375% 1/1/10	3,700	4,008
		18,805
Ohio - 2.2%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,912
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,068
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,507
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,300
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	$ 3,555	$ 3,949
Ohio Gen. Oblig. Series IIA, 5.25% 12/1/05	5,000	5,199
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,444
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,712
5% 12/1/06 (FSA Insured)	3,600	3,828
5% 12/1/07 (FSA Insured)	1,285	1,392
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,350
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,084
		40,846
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,361
Oregon - 0.7%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,341
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,355
5.25% 8/1/07 (FSA Insured)	1,350	1,464
5.25% 8/1/08 (FSA Insured)	1,425	1,570
Oregon Dept. Administrative Services 5% 9/1/07 (FSA Insured)	1,750	1,889
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,134
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,340	1,387
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,823
		12,963
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,604
5.5% 6/15/06	3,065	3,218
5.5% 6/15/07	2,000	2,147
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,745
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	$ 3,750	$ 3,926
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(c)	6,200	6,244
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,898
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,880
5% 5/15/08 (FSA Insured)	5,000	5,422
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,813
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,172
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,982
		42,281
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	2,500	2,619
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,325
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,845
		4,170
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	2,615	2,916
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,048
5% 8/15/07	1,700	1,805
5% 8/15/08	1,690	1,808
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,627
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	2,003
5% 1/1/09 (FSA Insured)	1,945	2,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	$ 1,705	$ 1,772
5% 1/1/07 (FSA Insured)	4,105	4,368
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,369
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,474
Series D:
5% 1/1/06	2,750	2,860
5% 1/1/07	5,000	5,323
Spartanburg County School District # 5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,100
		34,605
Tennessee - 1.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,327
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,198
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,716
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,556
4.5% 9/1/08 (MBIA Insured)	1,620	1,740
4.5% 9/1/09 (MBIA Insured)	1,685	1,816
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,759
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (d)	15,750	11,611
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (d)	15,130	9,762
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,325
		35,810
Texas - 13.2%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (d)	6,820	3,486
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	988
6.5% 11/15/05 (MBIA Insured) (c)	6,870	7,216
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,510
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Birdville Independent School District 5% 2/15/10	$ 1,300	$ 1,430
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,414
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,737
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,323
5% 3/1/06 (AMBAC Insured) (a)	3,365	3,484
5% 3/1/07 (FSA Insured)	2,735	2,921
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,336
4.5% 2/15/06	2,245	2,325
5% 2/15/08	2,000	2,169
Del Valle Independent School District 5.5% 2/1/09	1,205	1,341
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,044
5% 3/1/07 (AMBAC Insured)	2,000	2,132
5% 3/1/08 (AMBAC Insured)	2,770	3,000
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,044
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,378
4% 2/15/08 (FSA Insured)	1,145	1,205
5% 2/15/10 (FSA Insured)	1,710	1,881
4% 2/15/06 (FSA Insured)	2,975	3,062
4% 2/15/07 (FSA Insured)	3,115	3,251
Garland Independent School District 0% 2/15/07	1,610	1,522
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,104
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	4,042
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,710
5.5% 3/1/06 (Escrowed to Maturity) (d)	420	441
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (d)	6,000	6,729
Katy Independent School District Series A, 4% 2/15/06	1,335	1,374
Killeen Independent School District 4% 2/15/08	1,200	1,263
La Porte Independent School District 4% 2/15/08	2,000	2,105
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,338
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured) (a)	$ 1,615	$ 1,766
5% 2/15/10 (MBIA Insured) (a)	1,845	2,030
Mesquite Independent School District Series A:
0% 8/15/06	1,115	1,072
5% 8/15/06	1,000	1,056
New Braunfels Independent School District 0% 2/1/07	2,000	1,892
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,335
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,184
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,881
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,378
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (d)	1,900	1,996
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,149
Rockwall Independent School District:
4% 2/15/06	2,370	2,439
5% 2/15/07	3,510	3,744
5% 2/15/08	3,825	4,148
5% 2/15/09	4,690	5,129
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (d)	1,000	995
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,687
5.25% 2/1/07	2,500	2,679
5.25% 2/1/08	1,000	1,090
San Antonio Independent School District 7% 8/15/08	5,000	5,819
Socorro Independent School District 5% 8/15/09	2,070	2,275
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,099
Spring Independent School District 5% 2/15/08	1,875	2,033
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,203
Series A, 6% 10/1/08 (MBIA Insured)	10,750	12,205
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,837
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev.: - continued
0% 2/1/05 (MBIA Insured)	$ 3,725	$ 3,704
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,538
5% 2/15/11 (AMBAC Insured)	1,250	1,381
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,298
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,219
5% 8/1/07 (MBIA Insured)	1,595	1,714
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,821
4.5% 7/1/06	1,220	1,252
5% 7/1/07	1,000	1,050
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,067
3.75% 2/15/07 (FSA Insured)	5,100	5,286
4% 2/15/08 (FSA Insured)	5,265	5,528
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,251
Series B, 5% 8/15/09	13,555	14,904
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,100
5% 2/15/07 (FGIC Insured)	1,110	1,184
5% 2/15/08 (FGIC Insured)	1,170	1,269
Wichita Falls Independent School District 0% 2/1/10	2,325	1,936
		245,944
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	2,932
0% 10/1/12 (AMBAC Insured)	3,800	2,795
0% 10/1/13 (AMBAC Insured)	3,760	2,641
		8,368
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,009
Washington - 6.7%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	$ 1,375	$ 1,428
5% 1/1/07 (FSA Insured)	1,395	1,481
5.25% 1/1/08 (FSA Insured)	1,515	1,647
5.25% 1/1/09 (FSA Insured)	1,595	1,757
5% 1/1/11 (MBIA Insured)	1,680	1,853
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,820
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,114
5.75% 12/1/15 (FSA Insured)	2,500	2,868
King County Rural Library District 5% 12/1/06 (FSA Insured) (a)	1,045	1,105
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,930
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,117
5% 1/1/07 (FSA Insured)	5,000	5,309
5.25% 1/1/08 (FSA Insured)	3,500	3,804
Port of Seattle Rev.:
Series B, 5.5% 2/1/07 (MBIA Insured) (c)	5,775	6,174
Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	4,109
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (d)	10,000	10,498
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,812
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,608
4.5% 12/1/09 (FGIC Insured)	1,000	1,074
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,148
5% 6/1/10 (FSA Insured)	1,000	1,103
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,903
5.5% 7/1/11	3,500	3,918
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	$ 3,000	$ 3,338
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,258
		124,469
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	1,905	2,070
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,565
		4,635
Wisconsin - 1.5%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(c)	5,000	4,991
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,517
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,074
5% 8/15/10	1,870	2,001
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	2,230	2,381
5% 7/1/07 (FSA Insured)	1,500	1,613
		27,577
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,801,227)	1,828,335
NET OTHER ASSETS - 1.7%	32,505
NET ASSETS - 100%	$ 1,860,840
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,549,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,100
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,801,227,000. Net unrealized appreciation aggregated $27,108,000, of which $29,722,000 related to appreciated investment securities and $2,614,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Michigan Municipal Income Fund

September 30, 2004

1.807731.100

MIF-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Michigan - 98.5%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,634,149
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,106,000	4,145,081
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,113,712
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,306,968
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,478,400
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,175,734
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,523,015
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,216,050
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,205,020
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,998,243
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,103,765
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,126,500
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,314,760
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,211,020
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,104,870
5.5% 5/1/17	1,125,000	1,268,111
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,164,383
5.375% 5/1/22	1,150,000	1,270,233
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,282,903
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,327,175
5.5% 5/1/18	1,220,000	1,381,394
5.5% 5/1/19	1,245,000	1,408,767
5.5% 5/1/20	1,245,000	1,402,268
5.5% 5/1/21	1,250,000	1,398,625
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,232,715
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	1,000,000	1,073,760
Detroit City School District:
Series A:
5.5% 5/1/16 (FSA Insured)	1,500,000	1,684,455
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/18 (FGIC Insured)	$ 2,000,000	$ 2,233,340
5.5% 5/1/18 (FSA Insured)	1,000,000	1,115,250
5.5% 5/1/20 (FSA Insured)	3,000,000	3,320,700
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,451,220
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,435,000
5% 9/30/11 (MBIA Insured)	3,000,000	3,331,890
5% 9/30/12 (MBIA Insured)	3,000,000	3,333,900
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	5,020,669
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,582,367
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,256,950
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,213,080
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,903,356
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,675,530
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,389,363
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	11,011,500
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,550,355
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,208,951
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,616,142
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	4,055,436
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,564,255
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,763,500
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,464,614
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,112,358
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,170,000	1,236,164
5.375% 5/1/19	1,000,000	1,092,370
East China School District 5.5% 5/1/17	1,775,000	1,974,617
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,552,153
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
East Grand Rapids Pub. School District: - continued
5% 5/1/17 (FSA Insured)	$ 1,985,000	$ 2,147,254
5.5% 5/1/17	1,690,000	1,873,230
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,442,162
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,327,500
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	455,727
Flushing Cmnty. Schools 5.25% 5/1/18	1,030,000	1,134,700
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,358,748
5.5% 5/1/21	1,200,000	1,342,680
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,131,090
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,479,968
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,295,940
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,537,380
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	931,470
5% 5/1/11	2,250,000	2,489,693
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,174,719
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,060,775
0% 5/1/11 (FGIC Insured)	5,830,000	4,589,201
0% 5/1/12 (FGIC Insured)	1,420,000	1,061,294
5.25% 5/1/16	2,450,000	2,735,107
5.5% 5/1/18	2,525,000	2,810,628
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,331,811
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,769,688
5% 5/1/20	1,000,000	1,064,490
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,281,158
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,408,402
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,589,690
5.375% 1/15/12	2,505,000	2,677,895
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	$ 1,000,000	$ 1,119,880
5.375% 5/1/20	1,000,000	1,114,690
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,201,095
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,235,000
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,859,068
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,166,466
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,167,390
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,158,674
Livonia Pub. School District 5.875% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	7,000,000	8,060,360
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	2,750,000	2,942,858
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,380,550
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,106,530
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,661,366
5.25% 5/15/16 (FSA Insured)	3,850,000	4,261,989
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,379,080
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,347,878
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,178,350
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	17,145,000	19,942,364
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,589,106
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	493,557
5.5% 3/1/14	1,300,000	1,402,414
5.5% 3/1/15	1,985,000	2,124,387
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	1,015,000	1,033,514
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,095,530
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,168,160
Series A, 6% 11/15/19	1,945,000	2,065,123
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	$ 9,250,000	$ 9,362,480
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,633,975
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,329,202
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,581,296
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,221,948
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,364,290
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,641,000
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,205,860
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,303,990
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,962,653
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	622,788
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,485,325
5.625% 11/15/31	4,500,000	4,637,385
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,650,954
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	4,150,000	4,219,637
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/06 (FGIC Insured)	5,000,000	4,771,700
0% 12/1/07 (FGIC Insured)	5,340,000	4,935,815
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,019,200
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,840,845
0% 6/15/13 (FSA Insured)	3,850,000	2,735,271
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	972,765
7.5% 11/1/09 (AMBAC Insured)	20,000	20,090
Series C:
5% 5/1/10	5,500,000	6,065,455
5% 5/1/11	2,075,000	2,301,237
5% 10/1/23	5,000,000	5,203,100
5.375% 10/1/19	1,980,000	2,200,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	$ 2,000,000	$ 2,208,000
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	3,000,000	3,051,390
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,049,540
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,298,800
Series BB:
7% 7/15/08 (MBIA Insured)	2,000,000	2,315,360
7% 5/1/21 (AMBAC Insured)	8,515,000	11,232,987
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,060,000	2,089,685
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,806,898
5.5% 11/1/16	3,000,000	3,495,780
5.25% 10/1/16 (FSA Insured)	3,000,000	3,335,070
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,637,671
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,120,012
5.5% 5/1/17	1,005,000	1,117,359
5.5% 5/1/19	1,090,000	1,208,287
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,524,281
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,384,600
5.5% 5/1/16	1,000,000	1,114,440
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,311,675
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,670,482
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,288,411
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,132,384
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,868,475
0% 5/1/13 (MBIA Insured)	1,700,000	1,214,599
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,628,610
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,302,089
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	2,175,000	2,344,998
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Pinckney Cmnty. Schools Livingston & Washtenaw Counties: - continued
5.5% 5/1/11 (FGIC Insured)	$ 2,350,000	$ 2,530,621
5.5% 5/1/14 (FGIC Insured)	3,075,000	3,311,345
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,139,060
5.5% 5/1/16	1,000,000	1,136,050
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,788,264
5.25% 5/1/16	1,175,000	1,305,660
5.25% 5/1/17	2,125,000	2,358,155
5.25% 5/1/18	2,175,000	2,384,931
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,274,199
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	8,195,310
Riverview Cmnty. School District:
5% 5/1/14	905,000	1,004,894
5% 5/1/15	955,000	1,051,474
5% 5/1/17	1,000,000	1,090,070
5% 5/1/18	1,000,000	1,082,570
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,253,745
5% 5/1/19 (MBIA Insured)	1,000,000	1,114,210
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,062,020
5.5% 1/1/14	4,000,000	4,147,240
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,497,700
5% 4/1/19 (AMBAC Insured)	1,475,000	1,586,245
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,185,473
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,533,071
5% 5/1/22 (FSA Insured)	1,350,000	1,419,390
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,116,390
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,557,269
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,139,482
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,133,138
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,133,138
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,131,559
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,079,128
5.25% 5/1/25 (FSA Insured)	2,000,000	2,119,440
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,958,702
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,400,000	1,505,770
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,235,950
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,838,527
5% 10/1/23 (MBIA Insured)	1,920,000	2,009,626
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,324,563
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,263,040
5.25% 5/1/15	725,000	816,191
5.375% 5/1/16	2,250,000	2,542,995
5.5% 5/1/17	1,000,000	1,140,960
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,611,602
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	1,000,000	1,129,560
5.75% 5/1/16 (FGIC Insured)	1,000,000	1,127,920
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,692,275
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,104,030
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	911,166
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,117,750
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,806,725
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	$ 1,710,000	$ 1,911,028
5.375% 5/1/18 (FSA Insured)	1,875,000	2,066,644
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,163,883
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,847,092
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,843,513
Zeeland Pub. Schools 5.25% 5/1/16 (MBIA Insured)	1,050,000	1,173,449
		549,819,981
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,598,150
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	900,000	973,737
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	290,000	290,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,132,960
		4,994,847
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $523,123,202)	554,814,828
NET OTHER ASSETS - 0.6%	3,186,338
NET ASSETS - 100%	$ 558,001,166
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $522,964,890. Net unrealized appreciation aggregated $31,849,938, of which $32,073,494 related to appreciated investment securities and $223,556 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Minnesota
Municipal Income Fund

September 30, 2004

1.807736.100

MNF-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount	Value
Minnesota - 96.2%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$ 1,880,000	$ 1,995,864
Series A, 5.75% 2/1/20	3,950,000	4,475,548
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,267,200
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,987,685
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,146,820
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,091,970
Series A, 5% 2/1/19 (FSA Insured)	580,000	618,779
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured)	2,000,000	2,185,740
Hastings Independent School District #200 Series A, 5% 2/1/22	4,750,000	4,918,578
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,386,063
5% 2/1/16 (FGIC Insured)	1,350,000	1,465,331
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,106,391
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,287,259
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,169,246
5% 4/1/16 (FSA Insured)	2,065,000	2,258,036
5% 4/1/17 (FSA Insured)	2,165,000	2,350,930
5% 4/1/18 (FSA Insured)	1,260,000	1,359,653
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,051,520
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,605,000	1,728,087
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,169,190
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	819,704
6% 12/1/19	2,415,000	2,591,150
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,542,975
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	3,078,418
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	$ 3,375,000	$ 3,450,971
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,087,790
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	1,000,000	1,034,680
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,786,650
Series A, 5% 1/1/19 (AMBAC Insured)	4,000,000	4,215,240
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,718,146
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,497,925
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,085,000
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,314,113
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,663,118
0% 9/1/08 (MBIA Insured)	4,600,000	4,131,398
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,707,665
Series B, 5.1% 9/1/08	2,000,000	2,057,880
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,917,792
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,982,821
Minneapolis Spl. School District #1:
5% 2/1/15 (MBIA Insured)	1,020,000	1,110,556
5.3% 2/1/14	3,275,000	3,553,473
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13	2,575,000	2,714,488
5.5% 2/1/21 (MBIA Insured)	1,305,000	1,414,790
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	3,000,000	3,256,260
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	1,000,000	1,035,460
5% 8/1/16	3,500,000	3,849,475
5% 8/1/18	10,775,000	11,739,358
5.2% 5/1/07	3,750,000	3,934,163
5.25% 8/1/13	745,000	823,002
5.5% 6/1/17	2,150,000	2,384,737
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	2,000,000	2,113,240
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Carleton College Proj.):
Series 4N, 5% 11/1/18	$ 2,000,000	$ 2,106,900
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	2,000,000	2,113,400
Series 5B, 5.95% 10/1/19	600,000	643,554
(MacAlester College Proj.) Series 4C:
5.2% 3/1/08	1,070,000	1,084,263
5.5% 3/1/12	815,000	826,679
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,674,965
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,583,190
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series H, 6.5% 1/1/26 (b)	1,410,000	1,414,343
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series B:
5% 3/1/07	2,500,000	2,676,475
5% 3/1/08	2,500,000	2,718,975
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series A:
5% 3/1/06	1,150,000	1,201,980
5% 3/1/16	1,000,000	1,051,520
6% 3/1/07	2,605,000	2,849,766
Series B:
5.125% 3/1/13	1,000,000	1,091,420
5.125% 3/1/15	5,000,000	5,426,900
5% 3/1/06	2,500,000	2,613,000
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	658,180
5.6% 6/1/15	590,000	661,313
5.65% 6/1/16	625,000	695,644
5.7% 6/1/17	900,000	1,012,905
5.75% 6/1/18	975,000	1,101,428
5.75% 6/1/19	1,050,000	1,184,988
5.8% 6/1/20	1,000,000	1,128,370
5.875% 6/1/22	2,425,000	2,746,967
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24	3,000,000	3,217,560
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,605,035
5.25% 1/1/13 (FSA Insured)	1,500,000	1,647,150
5.375% 1/1/14 (FSA Insured)	8,500,000	9,411,540
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	$ 2,625,000	$ 2,817,281
Series A:
5.75% 2/1/11	2,420,000	2,765,794
5.75% 2/1/12	3,100,000	3,521,662
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	3,023,460
Series B, 5% 2/1/13	2,000,000	2,169,240
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	796,126
5% 1/1/13 (AMBAC Insured)	800,000	889,048
5% 1/1/15 (AMBAC Insured)	715,000	784,348
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,662,555
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,656,822
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,222,118
5% 2/1/16 (FSA Insured)	2,410,000	2,615,886
5% 2/1/16 (FSA Insured)	1,015,000	1,101,711
5% 2/1/17 (FSA Insured)	2,535,000	2,734,631
5% 2/1/18 (FSA Insured)	2,520,000	2,703,431
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	4,984,175
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,132,310
5.9% 11/15/09	1,000,000	1,144,370
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	1,015,000	1,099,966
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,723,544
5.875% 5/1/30 (FSA Insured)	4,000,000	4,429,960
6.25% 5/1/20 (FSA Insured)	2,760,000	3,174,055
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,026,080
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,079,960
Saint Louis Park Independent School District #283:
5.65% 2/1/16	2,630,000	2,894,815
5.75% 2/1/20	3,765,000	4,167,253
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	$ 7,000,000	$ 7,163,170
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,251,913
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,162,915
Series A, 5% 2/1/17 (FSA Insured)	220,000	238,561
Series B:
5% 2/1/18 (FSA Insured)	395,000	425,692
5.8% 2/1/12	1,200,000	1,215,384
Series C, 5% 2/1/21	1,000,000	1,057,720
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	2,500,000	2,701,300
Saint Paul Port Auth. Lease Rev.:
Series 2003 11, 5.25% 12/1/20	3,000,000	3,273,990
Series 2003 12, 5.25% 12/1/18	3,185,000	3,522,164
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34 (a)	2,500,000	2,459,650
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,305,136
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,097,090
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,615,000	1,779,132
5% 1/1/12 (AMBAC Insured)	2,660,000	2,949,222
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,765,885
5% 1/1/10 (MBIA Insured)	2,720,000	2,996,434
5.25% 1/1/16 (AMBAC Insured)	2,360,000	2,683,792
5% 1/1/07 (AMBAC Insured)	2,815,000	2,996,990
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/16 (MBIA Insured) (a)	2,230,000	2,433,064
5% 2/1/17 (MBIA Insured) (a)	2,400,000	2,600,784
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,073,760
Waconia Independent School District #110 Series A:
5% 2/1/08 (FSA Insured)	800,000	868,952
5% 2/1/09 (FSA Insured)	850,000	932,161
5% 2/1/10 (FSA Insured)	900,000	993,771
Washington County Gen. Oblig. 5.5% 2/1/21	1,450,000	1,590,781
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Wayzata Ind. School District #284 Series 2002 A:
4.5% 2/1/07	$ 3,830,000	$ 4,043,446
4.5% 2/1/08	1,920,000	2,049,216
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5.375% 1/1/08 (AMBAC Insured)	3,900,000	4,137,744
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,589,950
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,062,480
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,062,480
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,505,000	1,757,253
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.:
Series 2001 A, 5.5% 1/1/08 (AMBAC Insured)	1,125,000	1,236,330
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,113,970
		335,693,621
Puerto Rico - 4.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,200,000	1,413,600
Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,944,489
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,563,825
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,700,000	4,003,141
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,000,000	1,078,050
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 3,000,000	$ 3,134,460
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	600,000	679,776
		15,817,341
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $333,414,439)	351,510,962
NET OTHER ASSETS - (0.7)%	(2,384,350)
NET ASSETS - 100%	$ 349,126,612
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $333,268,348. Net unrealized appreciation aggregated $18,242,614, of which $18,457,342 related to appreciated investment securities and $214,728 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Municipal Income Fund

September 30, 2004

1.807726.100

SMB-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,244
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	4,000	4,012
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 2/1/07 @ 101) (e)	100	109
		6,365
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	5,000	4,298
Arizona - 0.5%
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,093
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (d)	2,000	2,112
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	2,935	2,974
5.65% 4/1/06	3,625	3,758
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (e)	2,000	2,519
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,365
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,919
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (c)(d)	5,500	5,563
		24,303
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,746
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,503
		11,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 8.9%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	$ 3,925	$ 1,098
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,007
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	7,500	8,144
5.75% 5/1/17	4,900	5,520
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,962
5.875% 5/1/16	7,500	8,563
6% 5/1/14 (MBIA Insured)	3,500	4,115
6% 5/1/15	9,300	10,760
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,463
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	6,008
5.25% 7/1/14 (FGIC Insured)	2,800	3,180
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,263
0% 10/1/17 (MBIA Insured)	2,050	1,140
0% 10/1/18 (MBIA Insured)	1,675	878
0% 10/1/22 (MBIA Insured)	5,000	2,047
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,733
4.5% 2/1/09	5,825	6,206
5% 2/1/09	1,435	1,558
5% 2/1/11	8,000	8,770
5% 12/1/11 (MBIA Insured)	5,965	6,646
5.125% 9/1/12	2,000	2,180
5.25% 2/1/11	1,000	1,110
5.25% 2/1/14	7,600	8,464
5.25% 2/1/15	18,300	20,249
5.25% 2/1/16	4,300	4,724
5.25% 2/1/19	5,620	6,078
5.5% 2/1/12	8,000	9,026
5.5% 3/1/12	2,000	2,234
5.5% 4/1/30	3,800	4,053
5.5% 11/1/33	7,900	8,364
5.75% 12/1/24	4,000	4,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	$ 187	$ 82
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	125	125
Series G:
5.9% 2/1/09 (MBIA Insured) (d)	1,000	1,034
5.9% 8/1/09 (MBIA Insured) (d)	2,000	2,069
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	8,800	9,004
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(d)	10,000	10,184
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,081
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	9,775	10,823
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,989
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,230
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,643
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,107
0% 1/15/27 (a)	2,500	1,939
5% 1/15/16 (MBIA Insured)	2,800	2,990
5.75% 1/15/40	6,300	6,335
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,665	1,667
6.75% 6/1/39	8,800	8,491
Series 2003 B:
5% 6/1/08	1,400	1,500
5% 6/1/10	2,000	2,159
5% 6/1/12	2,255	2,412
5.75% 6/1/21	10,000	10,423
5.75% 6/1/23	3,400	3,511
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,069
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	$ 9,400	$ 10,577
5.375% 7/1/18 (MBIA Insured)	14,600	16,381
5.5% 7/1/15 (MBIA Insured)	6,140	7,015
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,787
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	3,460	4,257
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,188
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	5,820	5,854
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	733
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	1,000	1,085
6.5% 7/1/09	2,200	2,379
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (d)	5,875	6,283
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (d)	4,330	4,784
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,467
0% 1/15/34 (MBIA Insured)	10,000	1,984
5.25% 1/15/30 (MBIA Insured)	3,600	3,694
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,709
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured) (b)	1,000	1,032
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,412
5.5% 5/15/16 (AMBAC Insured)	3,155	3,566
5.5% 5/15/17 (AMBAC Insured)	3,325	3,735
5.5% 5/15/19 (AMBAC Insured)	3,700	4,125
5.5% 5/15/22 (AMBAC Insured)	1,000	1,096
5.5% 5/15/23 (AMBAC Insured)	1,000	1,090
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.): - continued
Series B:
5.5% 5/15/16 (AMBAC Insured)	$ 6,500	$ 7,419
5.5% 5/15/17 (AMBAC Insured)	6,860	7,771
		411,256
Colorado - 1.2%
Arapahoe County Cherry Creek School District #5 5.5% 12/15/19	3,500	3,864
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31	5,040	5,520
6.625% 11/15/26	2,700	2,979
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,439
0% 1/1/10 (MBIA Insured)	1,500	1,241
Dawson Ridge Metropolitan District # 1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	30,000	12,302
Denver City & County Arpt. Rev.:
Series A, 0% 11/15/05 (MBIA Insured) (d)	4,480	4,384
Series D, 0% 11/15/05 (MBIA Insured) (d)	3,000	2,936
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,100
Douglas and Elbert Counties School District #RE1 5.75% 12/15/20 (FGIC Insured)	1,500	1,738
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,114
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	2,280	2,568
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,125
5.5% 6/15/19 (AMBAC Insured)	1,000	1,114
		54,424
Connecticut - 0.2%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	4,300	4,821
Series D, 5.375% 11/15/18	4,000	4,443
		9,264
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	18,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	$ 12,600	$ 14,175
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,246
6% 4/1/18 (MBIA Insured)	13,835	15,533
		49,965
Florida - 1.7%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,852
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (d)	3,750	3,930
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	3,300	3,814
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.25% 11/15/12	3,935	4,176
5.25% 11/15/13	3,140	3,315
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16 (MBIA Insured)	4,535	4,791
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (e)	2,465	2,853
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (d)	4,140	4,283
5.75% 11/1/09 (MBIA Insured) (d)	1,000	1,085
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,498
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	3,600	3,939
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 5.625% 11/15/32	2,000	2,094
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.5% 8/1/21 (AMBAC Insured)	6,135	6,788
5.5% 8/1/22 (AMBAC Insured)	8,210	9,022
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (d)	5,000	5,454
6% 4/1/09 (AMBAC Insured) (d)	8,090	8,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	$ 2,630	$ 2,860
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,219
		77,876
Georgia - 1.1%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	6,000	6,559
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	8,000	8,065
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,578
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	166
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/11 (FSA Insured)	3,100	3,400
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,602
Georgia Gen. Oblig. Series D, 5.8% 11/1/13	15,350	17,867
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series A, 5.5% 11/1/24	5,000	5,445
		52,682
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,931
Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	9,250	11,635
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	17,300	18,764
Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,401
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,205
		36,936
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	6,950	7,710
Illinois - 15.1%
Chicago Board of Ed.:
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,875
5.5% 12/1/28 (MBIA Insured)	4,760	5,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
5.75% 12/1/27 (AMBAC Insured)	$ 5,255	$ 5,746
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	11,537
0% 1/1/15 (FGIC Insured)	20,000	12,887
0% 1/1/26 (FGIC Insured)	16,000	5,336
0% 1/1/28 (FGIC Insured)	23,555	6,783
0% 1/1/30 (FGIC Insured)	18,670	4,782
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	8,400	9,388
Series A, 5.75% 1/1/40 (FGIC Insured)	18,500	20,119
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,699
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,929
Series A:
5% 1/1/41 (MBIA Insured)	1,300	1,313
5% 1/1/42 (AMBAC Insured)	18,955	19,148
5.25% 1/1/22 (MBIA Insured)	2,085	2,247
5.5% 1/1/38 (MBIA Insured)	21,500	22,926
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	16,734
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,873
Series B:
5.25% 1/1/13 (MBIA Insured) (d)	2,910	3,040
5.25% 1/1/14 (MBIA Insured) (d)	3,060	3,192
6% 1/1/08 (MBIA Insured) (d)	2,170	2,337
6% 1/1/10 (MBIA Insured) (d)	2,435	2,632
6.125% 1/1/11 (MBIA Insured) (d)	2,580	2,795
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,960
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,950
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	12,000	12,651
5.6% 1/1/10 (AMBAC Insured)	4,500	4,778
6.25% 1/1/09 (AMBAC Insured) (d)	6,730	7,374
6.375% 1/1/12 (MBIA Insured)	4,500	4,637
6.375% 1/1/15 (MBIA Insured)	14,900	15,354
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,545
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)	3,100	3,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series 2001 A:
5.5% 1/1/20 (FGIC Insured)	$ 3,200	$ 3,512
Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,189
5.25% 1/1/19 (FGIC Insured)	3,000	3,303
5.25% 1/1/20 (FGIC Insured)	2,195	2,403
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (AMBAC Insured)	11,670	12,132
5.5% 1/1/17 (AMBAC Insured)	1,135	1,259
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	9,950	10,152
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,442
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,000	3,177
Cook County Gen. Oblig. Series C, 5.5% 11/15/26 (AMBAC Insured)	5,020	5,444
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,104
5.25% 1/1/22	2,000	2,149
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,502
5% 7/1/18 (AMBAC Insured)	1,450	1,566
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	7,000	7,277
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,114
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	6,030
5.5% 9/1/19	4,405	4,922
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series A:
5.125% 7/1/38	1,585	1,609
5.25% 7/1/41	7,000	7,220
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,480
5.25% 12/1/20 (FSA Insured)	2,000	2,171
5.375% 12/1/14 (FSA Insured)	5,000	5,639
5.375% 7/1/15 (MBIA Insured)	3,700	4,130
5.5% 8/1/16 (MBIA Insured)	13,000	14,626
5.5% 8/1/17 (MBIA Insured)	7,500	8,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 2/1/18 (FGIC Insured)	$ 1,000	$ 1,112
5.5% 8/1/18 (MBIA Insured)	5,000	5,593
5.75% 12/1/18 (MBIA Insured)	1,200	1,354
5.5% 4/1/17 (MBIA Insured)	7,065	7,760
5.6% 4/1/21 (MBIA Insured)	7,500	8,212
5.7% 4/1/16 (MBIA Insured)	7,350	8,192
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,551
7% 5/15/22	5,000	5,554
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,607
6% 7/1/33	3,775	4,004
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,360
7% 4/1/14	1,500	1,815
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (e)	5,025	6,136
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	3,000	3,044
6.875% 11/15/30	6,980	7,536
6.75% 2/15/15	1,000	1,128
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	6,210
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,239
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A:
5.5% 1/1/15 (FSA Insured)	5,210	5,857
5.5% 1/1/16 (FSA Insured)	5,680	6,386
5.5% 1/1/17 (FSA Insured)	3,230	3,616
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,655	4,137
5.75% 2/1/20 (FGIC Insured)	7,360	8,265
6% 2/1/23 (FGIC Insured)	1,335	1,525
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,850	2,172
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,797
5.5% 12/1/17 (MBIA Insured)	4,000	4,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	$ 6,000	$ 6,703
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,261
5.625% 3/1/21 (AMBAC Insured)	2,505	2,848
5.75% 3/1/19 (AMBAC Insured)	2,240	2,613
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	5,730	6,258
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	3,330
0% 6/15/41 (MBIA Insured)	3,950	536
5.75% 6/15/41 (MBIA Insured)	26,420	29,136
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,489
Series A:
0% 6/15/08 (Escrowed to Maturity) (e)	3,335	3,036
0% 6/15/08 (MBIA Insured)	3,820	3,440
0% 6/15/11 (Escrowed to Maturity) (e)	6,000	4,741
0% 6/15/15 (FGIC Insured)	15,000	9,528
0% 6/15/31 (MBIA Insured)	13,300	3,216
0% 6/15/36 (MBIA Insured)	25,190	4,579
0% 6/15/37 (MBIA Insured)	22,500	3,863
0% 12/15/37 (MBIA Insured)	20,980	3,506
0% 6/15/40 (MBIA Insured)	42,600	6,132
5.25% 12/15/10 (AMBAC Insured)	12,950	13,873
6.65% 6/15/12 (FGIC Insured)	250	254
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (e)	16,640	13,705
0% 6/15/10 (FGIC Insured)	360	293
0% 6/15/13 (Escrowed to Maturity) (e)	4,155	2,990
0% 6/15/13 (FGIC Insured)	5,430	3,825
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,121
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,229
0% 4/1/17 (MBIA Insured)	16,270	9,301
0% 4/1/20 (MBIA Insured)	8,000	3,833
		697,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.8%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured) (b)	$ 1,780	$ 2,020
5.5% 7/15/19 (FSA Insured) (b)	1,855	2,090
5.5% 7/15/24 (FSA Insured) (b)	1,460	1,599
5.5% 1/15/28 (FSA Insured) (b)	2,500	2,697
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,315
Indiana Bond Bank Rev. Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,080
5% 2/1/20 (MBIA Insured)	1,635	1,745
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (d)	7,350	7,575
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,137
5.5% 2/15/30 (MBIA Insured)	5,295	5,593
Indiana Trans. Fin. Auth. Hwy. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	911
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,077
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	36,578
5.5% 1/1/18 (MBIA Insured)	1,250	1,397
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (d)	10,000	10,430
5.95% 12/1/29 (d)	2,000	2,088
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,177
		84,509
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	16,394
6.625% 2/15/12	2,000	2,271
6.75% 2/15/13	1,000	1,129
6.75% 2/15/14	1,280	1,439
6.75% 2/15/15	1,000	1,117
6.75% 2/15/17	1,000	1,108
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	8,384
		31,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	$ 7,800	$ 8,156
Series C, 2.38%, tender 9/1/05 (c)	9,800	9,787
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,956
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	6,500	6,491
		29,390
Kentucky - 2.1%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,054
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	9,450	10,002
5.75% 5/15/33 (FGIC Insured)	65,000	71,639
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (d)	1,545	1,685
5.5% 7/1/10 (FSA Insured) (d)	3,800	4,195
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/08 (AMBAC Insured)	600	551
0% 1/1/10 (AMBAC Insured)	7,440	6,220
		98,346
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,291
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	5,446
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,223
0% 9/1/11 (AMBAC Insured)	3,665	2,845
0% 9/1/14 (AMBAC Insured)	3,500	2,321
		28,126
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (d)	830	834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (e)	$ 2,600	$ 2,978
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,785
		15,597
Massachusetts - 7.2%
Massachusetts Bay Trans. Auth.:
Series 1996 B, 5.25% 3/1/26 (FSA Insured)	5,465	5,682
Series 2000 A, 5.25% 7/1/30	7,105	7,473
Series A:
5.375% 3/1/19	15,000	15,824
5.75% 3/1/26	17,795	19,417
Series B, 6.2% 3/1/16	3,800	4,534
Massachusetts Bay Trans. Auth. Sales Tax Rev. Sr. Series A, 5.5% 7/1/30	3,270	3,472
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (d)	3,805	3,955
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (d)	860	879
5.85% 7/1/06 (AMBAC Insured) (d)	1,025	1,046
5.95% 7/1/07 (AMBAC Insured) (d)	1,105	1,128
6.05% 7/1/08 (AMBAC Insured) (d)	1,135	1,158
6.15% 7/1/10 (AMBAC Insured) (d)	455	464
6.25% 7/1/11 (AMBAC Insured) (d)	275	281
6.3% 7/1/12 (AMBAC Insured) (d)	280	286
Massachusetts Fed. Hwy.:
Series 2000 A:
5.75% 6/15/11	10,000	11,379
5.75% 6/15/12	5,000	5,615
5.75% 6/15/13	5,000	5,690
Series B, 5.125% 12/15/09	2,005	2,198
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (e)	9,000	10,132
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	4,095	4,151
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,286
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,905
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,295
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	$ 10,000	$ 11,135
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,839
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,750	3,754
4.95% 12/1/06	2,000	2,055
Series A, 4.85% 12/1/05	2,200	2,238
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,495
0% 8/1/08	5,000	4,479
0% 8/1/09	21,800	18,475
0% 8/1/10	2,000	1,610
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (e)	3,010	3,152
Massachusetts Port Auth. Rev. Series 1999 C, 5.75% 7/1/29 (FSA Insured)	15,845	17,330
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	15,000	16,819
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,058
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,204
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	17,365	17,453
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	98
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	33,000	36,591
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,483
		333,161
Michigan - 2.3%
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry 5.5% 5/1/26 (FGIC Insured)	7,000	7,478
Clarkston Cmnty. Schools 5.375% 5/1/20	1,775	1,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (b)	$ 5,700	$ 5,888
5% 4/1/07 (FSA Insured) (b)	14,000	14,832
5% 4/1/10 (FSA Insured) (b)	3,870	4,222
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,680
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,582
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,644
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (e)	4,750	5,005
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (e)	4,000	4,144
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,808
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (e)	420	459
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,151
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.7% 4/1/12	3,750	3,817
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	19,388
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (c)(d)	5,000	5,072
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,217
5.5% 1/1/14	3,695	3,831
6.25% 1/1/09	400	447
		105,648
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,081
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,793
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,401
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	12,000	13,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	$ 8,500	$ 9,414
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,025
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,891
5.25% 12/1/19	2,850	3,131
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	1,155	1,252
		48,013
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,392
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	2,021
Series 2003 A:
5.125% 1/1/19	5,000	5,444
5.25% 1/1/18	1,280	1,418
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (d)	275	275
		9,158
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	7,700	8,149
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996, 6.875% 6/1/20 (Escrowed to Maturity) (e)	5,125	5,761
6.875% 6/1/20 (Escrowed to Maturity) (e)	2,005	2,254
		16,164
Nevada - 1.3%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (d)	4,310	4,668
5.375% 7/1/19 (AMBAC Insured) (d)	1,100	1,180
5.375% 7/1/21 (AMBAC Insured) (d)	1,600	1,698
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Gen. Oblig.: - continued
5.5% 7/1/21 (MBIA Insured)	$ 1,100	$ 1,202
Clark County School District Series F, 5.5% 6/15/16 (FSA Insured)	3,600	4,018
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,934
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	5,025	5,463
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,840	19,518
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,399
0% 7/1/13 (FSA Insured)	4,590	3,222
0% 7/1/14 (FSA Insured)	3,000	2,000
		58,066
New Hampshire - 0.2%
Manchester School Facilities Rev.:
5.5% 6/1/22 (MBIA Insured)	5,390	5,965
5.5% 6/1/28 (MBIA Insured)	2,495	2,684
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,088
		9,737
New Jersey - 2.1%
Elizabeth Gen. Oblig.:
5% 8/15/07 (MBIA Insured) (b)	1,935	2,033
5.25% 8/15/08 (MBIA Insured) (b)	1,000	1,071
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,693
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (AMBAC Insured)	1,635	1,733
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	1,475	1,638
New Jersey Trans. Trust Fund Auth.:
Series 2003 C:
5.5% 6/15/17	5,785	6,536
5.5% 6/15/24	2,000	2,184
Series B, 5% 6/15/13 (AMBAC Insured)	11,055	12,142
Series C:
5.5% 6/15/19	6,200	6,932
5.5% 6/15/21	23,700	26,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	$ 3,235	$ 3,576
5.25% 8/1/19 (FGIC Insured)	2,735	2,988
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,850	1,921
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,200	4,173
5.75% 6/1/32	9,415	8,659
6.125% 6/1/24	8,500	8,229
6.125% 6/1/42	4,500	3,921
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,008
		97,640
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (d)	1,500	1,688
6.7% 7/1/18 (AMBAC Insured) (d)	2,500	2,797
6.75% 7/1/09 (AMBAC Insured) (d)	1,150	1,331
6.75% 7/1/10 (AMBAC Insured) (d)	1,700	1,983
6.75% 7/1/12 (AMBAC Insured) (d)	1,935	2,313
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	6,009
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	5,000	5,336
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,395
		27,852
New York - 10.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/14 (FSA Insured)	3,500	4,080
5.75% 5/1/15 (FSA Insured)	7,870	9,111
5.75% 5/1/18 (FSA Insured)	3,460	3,932
5.75% 5/1/21 (FSA Insured)	1,575	1,781
5.75% 5/1/23 (FSA Insured)	1,750	1,969
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,376
Metropolitan Trans. Auth. Rev. Series 2002 A, 5% 11/15/30 (FSA Insured)	10,000	10,215
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,215
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.: - continued
Series B, 5.5% 7/1/19 (MBIA Insured)	$ 2,000	$ 2,239
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	14,250	16,363
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	2,300	2,504
5% 9/1/12 (FGIC Insured)	4,500	4,883
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,144
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	6,300	7,348
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,988
Series A:
5.25% 11/1/14 (MBIA Insured)	1,850	2,057
6% 8/1/18 (Escrowed to Maturity) (e)	4,900	4,965
Series C, 5.75% 3/15/27 (FSA Insured)	4,000	4,420
Series E, 6% 8/1/11	165	178
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,756
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	1,575	1,610
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (d)	500	511
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	3,870	4,152
5.875% 6/15/26	1,125	1,209
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,193
5.75% 6/15/31 (FGIC Insured)	2,725	2,974
6% 6/15/28	12,500	14,134
Series B:
5.125% 6/15/31	10,545	10,810
5.75% 6/15/26	10,000	10,954
5.75% 6/15/26 (AMBAC Insured)	10,000	10,985
5.75% 6/15/29	56,120	61,289
5.75% 6/15/29 (MBIA Insured)	15,950	17,498
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	7,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	$ 6,000	$ 6,179
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	21,915	25,352
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/09	4,370	4,896
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	28,379
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,132
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	8,304
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	920
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,459
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,397
4.875% 6/15/20	8,500	8,838
5% 6/15/15	3,015	3,204
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,445	1,519
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,917
New York State Thruway Auth. Svc. Contract Rev.:
Series B, 5.375% 4/1/11 (MBIA Insured)	10,000	11,018
5.5% 4/1/16	2,350	2,610
New York State Urban Dev. Corp. Rev. Series C1:
5.5% 3/15/18 (FGIC Insured)	1,045	1,177
5.5% 3/15/20 (FGIC Insured)	2,795	3,121
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,363
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	2,800	3,151
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	690
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,047
5.25% 6/1/22 (AMBAC Insured)	3,850	4,101
5.5% 6/1/15	33,500	36,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 7,300	$ 7,959
5.5% 6/1/20	2,200	2,413
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,520	9,632
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (e)	13,315	14,964
Series B, 5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (e)	2,000	2,236
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (e)	10,025	11,135
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,543
		490,820
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	3,400	3,584
North Carolina - 4.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,963
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,792
5.25% 6/1/18 (AMBAC Insured)	1,620	1,775
5.25% 6/1/19 (AMBAC Insured)	1,540	1,683
5.25% 6/1/22 (AMBAC Insured)	1,620	1,737
5.25% 6/1/23 (AMBAC Insured)	1,620	1,725
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,520
5.125% 7/1/42	32,200	32,998
5.25% 7/1/42	9,805	10,162
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,995
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,496
5.75% 1/1/26	4,000	4,167
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	24,877
7% 1/1/08	9,650	10,807
7.25% 1/1/07	8,375	9,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C:
5.25% 1/1/09	$ 2,500	$ 2,684
5.5% 1/1/07	5,950	6,316
7% 1/1/07	15,715	17,173
Series D:
5.375% 1/1/10	4,500	4,875
6.7% 1/1/19	5,000	5,606
6.75% 1/1/26	7,000	7,743
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,159
5% 2/1/20	1,500	1,598
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,716
Series 1999 B, 6.375% 1/1/08	7,000	7,728
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,245
5.125% 1/1/17 (MBIA Insured)	31,350	33,207
		225,944
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	31,949
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	3,750	3,766
		35,715
Ohio - 1.4%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,477
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,547
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	4,725	5,280
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,760	3,040
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	$ 10,000	$ 11,189
6% 12/1/26	10,000	10,921
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (c)(d)	5,000	5,253
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Buckeye Pwr., Inc. Proj.) 7.8% 11/1/14 (AMBAC Insured)	2,200	2,254
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,170
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,835
		63,283
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	16,165
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	19,750	21,282
		37,447
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,430
5% 6/15/19 (FSA Insured)	3,395	3,670
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (e)	1,540	1,747
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Lewis & Clark College Proj.) Series A:
6% 10/1/13 (MBIA Insured)	1,750	1,785
6.125% 10/1/24 (MBIA Insured)	1,000	1,020
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	397
8% 7/15/07	430	443
8% 7/15/08	480	495
8% 7/15/09	540	556
8% 7/15/10	605	623
8% 7/15/11	385	397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	$ 3,000	$ 3,400
5.75% 8/1/20 (FGIC Insured)	14,390	16,225
		32,188
Pennsylvania - 1.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	6,500	6,917
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,311
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,618
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 6% 12/15/20	2,900	2,919
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,398
6.1% 6/1/12 (AMBAC Insured)	3,000	3,531
6.125% 6/1/14 (AMBAC Insured)	5,230	6,250
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (e)	11,455	8,119
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	3,000	3,083
6.7% 9/1/14 (MBIA Insured)	1,500	1,542
6.7% 9/1/16 (Escrowed to Maturity) (e)	2,000	2,445
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (d)	8,700	9,051
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (d)	655	667
Series C, 8.1% 7/1/13	1,840	1,845
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (d)	4,425	4,841
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,196
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,107
Quaker Valley School District 5.5% 4/1/24 (FSA Insured)	1,405	1,542
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,278
		68,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,622
5.75% 7/1/19 (FGIC Insured)	3,240	3,730
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	6,900	7,465
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,200	1,294
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	3,885	4,555
		19,666
Rhode Island - 0.2%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	6,400	6,997
South Carolina - 0.9%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (e)	2,500	2,673
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,861
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,294
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (e)	1,500	1,861
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,337
5.375% 1/1/23 (FSA Insured)	1,025	1,107
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	4,000	4,956
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (d)	3,515	3,877
South Carolina Pub. Svc. Auth. Rev. Series A:
5.5% 1/1/15 (FGIC Insured) (b)	5,000	5,523
5.75% 1/1/10 (MBIA Insured)	4,705	5,013
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,174
		41,676
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 3,300	$ 3,695
5.75% 1/1/14 (MBIA Insured)	2,000	2,326
7.25% 1/1/10 (MBIA Insured)	2,660	3,189
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (d)	1,500	1,689
6.25% 2/15/10 (MBIA Insured) (d)	1,000	1,137
6.25% 2/15/11 (MBIA Insured) (d)	1,415	1,621
Series B, 6.5% 2/15/09 (MBIA Insured) (d)	500	568
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (e)	3,100	3,571
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	4,400	5,095
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	6,455	6,928
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,934
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	22,500	26,721
		63,474
Texas - 12.7%
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,304
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970	6,579
Austin Wtr. & Wastewtr. Sys. Rev. 5.5% 5/15/16 (MBIA Insured)	2,200	2,429
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,810
Birdville Independent School District:
0% 2/15/11	8,665	6,865
0% 2/15/13	13,690	9,798
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	4,815	4,937
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,040
Cedar Hill Independent School District 0% 8/15/09	1,575	1,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
5.5% 8/15/19	$ 1,055	$ 1,166
5.5% 8/15/20	1,110	1,222
5.5% 8/15/21	1,175	1,286
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,333
0% 2/15/11	1,500	1,188
Corpus Christi Gen. Oblig. 5% 3/1/11 (AMBAC Insured) (b)	1,660	1,813
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	15,736
0% 2/15/13	6,425	4,598
0% 2/15/14	11,465	7,748
0% 2/15/16	9,700	5,904
5.25% 2/15/22	3,500	3,679
5.75% 2/15/19	4,400	4,953
5.75% 2/15/21	1,000	1,122
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.):
7.7% 8/1/05	190	190
7.85% 8/1/13	1,000	1,000
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,720
Duncanville Independent School District 5.65% 2/15/28	5,550	5,970
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,312
Elgin Independent School District 5.25% 10/1/24	2,000	2,075
Frisco Independent School District 5.375% 8/15/17	2,715	3,000
Garland Independent School District Series A, 4% 2/15/17	5,000	5,004
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,749
5.25% 4/15/16 (MBIA Insured)	1,680	1,860
5.25% 4/15/17 (MBIA Insured)	2,295	2,526
5.25% 4/15/18 (MBIA Insured)	1,915	2,087
5.25% 4/15/19 (MBIA Insured)	1,000	1,093
5.25% 4/15/20 (MBIA Insured)	1,565	1,698
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,842
5.7% 8/15/30	8,290	8,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District: - continued
6% 8/15/16	$ 2,445	$ 2,801
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	5,550	3,860
0% 10/1/14 (MBIA Insured)	11,000	7,277
0% 8/15/25 (MBIA Insured)	3,000	1,024
0% 8/15/28 (MBIA Insured)	5,000	1,406
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	3,000	3,068
5.625% 2/15/13	4,625	5,089
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,545	1,757
7.4% 2/15/10 (Escrowed to Maturity) (e)	1,035	1,133
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (d)	2,000	2,166
5.625% 7/1/21 (FSA Insured) (d)	3,350	3,617
6% 7/1/08 (FGIC Insured) (d)	1,000	1,109
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,263
Houston Independent School District:
Series A, 0% 8/15/11	6,400	4,962
0% 8/15/13	9,835	6,852
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,807
0% 8/15/12	5,105	3,759
0% 8/15/13	3,610	2,526
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,710
0% 8/15/11	4,170	3,233
Keller Independent School District Series A, 5.125% 8/15/25	3,000	3,042
Kennedale Independent School District 5.5% 2/15/29	3,335	3,554
Killeen Independent School District:
5.25% 2/15/17	2,105	2,297
5.25% 2/15/18	1,325	1,433
La Joya Independent School District 5.5% 2/15/22	8,140	8,783
Little Elm Independent School District 5.5% 8/15/21	2,540	2,800
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,658
5.25% 1/1/15 (Escrowed to Maturity) (e)	6,260	7,126
5.25% 5/15/18 (AMBAC Insured)	2,020	2,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	$ 1,000	$ 1,091
5.25% 5/15/19 (AMBAC Insured)	1,000	1,094
5.25% 5/15/20 (AMBAC Insured)	2,000	2,172
Mansfield Independent School District 5.5% 2/15/18	3,855	4,257
Mesquite Independent School District 5.375% 8/15/11	1,385	1,518
Midlothian Independent School District:
0% 2/15/07	440	416
0% 2/15/07 (Escrowed to Maturity) (e)	1,495	1,418
0% 2/15/10	1,525	1,268
Midway Independent School District 0% 8/15/19	3,600	1,800
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,208
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	6,052
Northside Independent School District 5.5% 2/15/12	3,715	4,164
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,094
Prosper Independent School District 5.75% 8/15/29	1,250	1,382
Robstown Independent School District 5.25% 2/15/29 (b)	3,165	3,277
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,576
5.375% 2/15/20	1,230	1,334
5.375% 2/15/21	1,560	1,687
5.625% 2/15/12	4,090	4,626
5.625% 2/15/13	1,190	1,343
5.625% 2/15/14	1,160	1,306
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16	2,305	2,572
0% 8/15/10 (MBIA Insured)	8,300	6,778
0% 8/15/11 (MBIA Insured)	4,300	3,345
4.5% 8/1/17	5,575	5,690
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	16,000	17,200
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/09 (Escrowed to Maturity) (e)	7,000	6,186
0% 2/1/10 (Escrowed to Maturity) (e)	19,000	15,748
0% 2/1/12 (Escrowed to Maturity) (e)	7,000	5,290
5.375% 2/1/18	5,000	5,547
5.375% 2/1/19	6,000	6,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig.:
5.5% 2/1/15	$ 1,975	$ 2,222
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (e)	25	29
San Antonio Independent School District Series A, 5.375% 8/15/16	1,000	1,106
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,394
6.5% 5/15/10 (Escrowed to Maturity) (e)	440	521
San Benito Consolidated Independent School District 6% 2/15/25	6,200	6,986
Socorro Independent School District 5.375% 8/15/18	1,090	1,192
South San Antonio Independent School District 5% 8/15/17	1,025	1,103
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,597
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,295
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,226
5.375% 2/1/13	3,130	3,481
5.375% 2/1/18	3,600	3,924
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,936
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (d)	6,655	7,113
5.25% 10/1/11	7,150	7,743
5.75% 8/1/26	5,000	5,502
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,318
0% 2/1/14 (MBIA Insured)	6,900	4,671
0% 2/1/09 (MBIA Insured)	2,000	1,748
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	39,913
5.75% 8/15/38 (AMBAC Insured)	27,550	30,309
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (e)	3,000	2,542
5.25% 1/1/23 (FGIC Insured)	18,775	19,505
Texas Wtr. Dev. Board Rev. Series B, 5.625% 7/15/21	1,000	1,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/18 (Pre-Refunded to 11/15/09 @ 101) (e)	$ 15,550	$ 18,312
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	1,665	1,843
5.5% 2/1/22 (MBIA Insured)	2,000	2,177
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,018
6% 7/1/31	6,225	6,423
United Independent School District 5.25% 8/15/22	4,340	4,622
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (e)	6,155	1,911
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (e)	2,980	1,134
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (e)	2,985	867
0% 2/15/33	6,985	1,486
White Settlement Independent School District 5.75% 8/15/30	2,890	3,190
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,189
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	4,005	4,429
5.5% 2/15/20 (FSA Insured)	4,520	4,969
		586,324
Utah - 2.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,276
6% 7/1/16 (Escrowed to Maturity) (e)	9,205	10,103
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	33,471
6% 7/1/16 (MBIA Insured)	29,500	32,033
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,520
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (e)	2,975	3,826
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,000	10,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	$ 3,590	$ 3,971
5.25% 4/1/17 (FSA Insured)	2,335	2,578
		114,962
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,690
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,513
		13,203
Virginia - 0.5%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,475	1,799
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,512
6% 2/15/13 (AMBAC Insured)	1,460	1,718
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B:
5.375% 5/15/12	4,700	5,245
5.75% 5/15/21	10,000	11,204
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (d)	1,890	1,974
		24,452
Washington - 5.9%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(d)	2,430	2,589
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,911
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000	987
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,287
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,667
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	32,590
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	22,828
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (d)	$ 3,800	$ 4,065
5.5% 9/1/09 (Pre-Refunded to 9/1/06 @ 101) (d)(e)	210	226
5.6% 9/1/10 (FGIC Insured) (d)	4,005	4,287
5.6% 9/1/10 (Pre-Refunded to 9/1/06 @ 101) (d)(e)	225	242
Series D:
5.75% 11/1/13 (FGIC Insured) (d)	1,500	1,702
5.75% 11/1/14 (FGIC Insured) (d)	3,055	3,453
5.75% 11/1/16 (FGIC Insured) (d)	2,250	2,530
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,531
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,237
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,475	1,659
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,313
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	6,500	7,310
Series A, 5.625% 1/1/21 (FSA Insured)	10,000	11,107
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,203
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,618
Series 2001 C, 5.25% 1/1/16	7,070	7,745
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,566
Series R 97A:
0% 7/1/17	7,015	3,931
0% 7/1/19 (MBIA Insured)	9,100	4,577
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	6,123
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,157
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,404
7%. 7/1/08	310	359
Series B, 5.125% 7/1/13	14,600	15,889
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (e)	$ 1,350	$ 1,047
5.125% 7/1/11 (FSA Insured)	10,420	11,340
6% 7/1/07	2,500	2,748
5.4% 7/1/12	56,550	63,460
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	2,921
0% 7/1/08 (MBIA Insured)	3,000	2,686
0% 7/1/10 (MBIA Insured)	2,800	2,275
		271,570
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	23,104
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,453
		28,557
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	6,245	5,961
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	3,155	3,478
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	3,375	3,636
Wisconsin Gen. Oblig. Series 2002 F, 5.5% 5/1/15 (FSA Insured)	3,755	4,214
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,600
5.5% 8/15/16	1,545	1,655
5.75% 8/15/30	14,250	14,905
6.25% 8/15/22	4,300	4,671
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (d)	270	270
		40,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	$ 5,190	$ 6,332
TOTAL MUNICIPAL BONDS (Cost $4,330,628)		4,617,726
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 1.61% (Cost $100) (f)(g)	100	100
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,330,728)	4,617,826
NET OTHER ASSETS - 0.1%	4,998
NET ASSETS - 100%	$ 4,622,824
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $4,326,988,000. Net unrealized appreciation aggregated $290,838,000, of which $296,294,000 related to appreciated investment securities and $5,456,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Ohio
Municipal Income Fund

September 30, 2004

1.807742.100

OFR-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Ohio - 96.7%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,113,880
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,480,113
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,206,420
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,786,301
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,373,616
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,670,486
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,353,589
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,419,050
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,052,263
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,080,200
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	2,035,033
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,625,344
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,666,020
5.25% 12/1/17 (FSA Insured)	2,000,000	2,213,360
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,671,400
5.375% 12/1/20	2,000,000	2,191,840
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,024,800
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,225,520
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,626,435
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,471,693
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,163,980
Cleveland Muni. School District:
5% 12/1/19 (FGIC Insured)	1,000,000	1,067,700
5.25% 12/1/17 (FSA Insured)	2,215,000	2,462,105
5.25% 12/1/19 (FSA Insured)	1,000,000	1,103,060
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,163,412
0% 11/15/11 (MBIA Insured)	2,685,000	2,065,463
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	$ 2,490,000	$ 2,663,653
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,764,017
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	47,948
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,347
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	27,360
Columbus City School District 5.25% 12/1/25 (FSA Insured)	3,780,000	4,048,720
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,593,646
0% 10/1/11 (MBIA Insured)	2,400,000	1,868,592
0% 10/1/12 (MBIA Insured)	1,505,000	1,120,126
5.75% 12/1/11	3,600,000	4,121,856
5.75% 12/1/12	1,950,000	2,212,802
5.75% 12/1/13	2,210,000	2,515,776
5.75% 12/1/14	1,460,000	1,659,378
Delaware County Gen. Oblig.:
6% 12/1/25 (Pre-Refunded to 12/1/10 @ 101) (d)	1,000,000	1,178,230
6.25% 12/1/20 (Pre-Refunded to 12/1/10 @ 101) (d)	1,250,000	1,490,250
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	3,140,000	3,673,423
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,422,733
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,417,536
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,277,570
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,193,060
5.5% 12/1/15	1,225,000	1,321,836
5.5% 12/1/16	1,290,000	1,391,975
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,036,790
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,270,629
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,681,778
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,231,720
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	$ 2,805,000	$ 2,836,584
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	659,029
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (Pre-Refunded to 12/1/07 @ 102) (d)	1,200,000	1,363,812
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,165,059
5% 12/1/18 (FGIC Insured)	1,075,000	1,161,688
5% 12/1/19 (FGIC Insured)	3,320,000	3,565,647
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,050,385
5.25% 12/1/17	2,005,000	2,159,926
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,051,457
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,850,428
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,969,669
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	4,923,080
Hamilton County Swr. Sys. Rev. (Metropolitan Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,679,680
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,092,120
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,032,730
0% 12/1/11 (FGIC Insured)	3,720,000	2,875,114
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,303,847
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,497,174
Kings Local School District 6.1% 12/1/25	6,800,000	7,846,112
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,061,809
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,132,550
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,090,080
5.5% 2/15/11	1,875,000	2,048,963
5.5% 2/15/12	1,000,000	1,095,530
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	$ 2,400,000	$ 2,602,488
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,276,993
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (c)	400,000	401,256
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,325,450
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,247,480
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,344,264
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,046,270
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,549,474
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,268,424
5% 12/1/19 (FGIC Insured)	1,110,000	1,192,950
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,464,427
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,429,646
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	3,000,000	3,356,610
6% 12/1/26	3,000,000	3,276,420
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,453,352
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	2,023,640
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	3,000,000	2,999,910
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	2,205,000	2,466,954
Series A:
4.75% 10/1/17	1,000,000	1,037,400
5% 4/1/11 (FSA Insured)	1,425,000	1,581,251
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,800,888
Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,136,400
Series A:
5.25% 10/1/17	1,000,000	1,089,510
5.75% 4/1/11	2,865,000	3,259,883
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth.: - continued
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	$ 2,960,000	$ 3,335,713
5% 4/1/17 (MBIA Insured)	2,485,000	2,679,675
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,252,316
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,955,568
0% 8/1/10	2,000,000	1,626,060
0% 8/1/14	1,375,000	926,571
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,658,252
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,923,463
Series IIB, 5.5% 6/1/15	2,265,000	2,518,997
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,266,703
Series 2002 B, 5.25% 11/1/20	2,520,000	2,750,429
Series A, 5.5% 9/15/16	11,060,000	12,456,765
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	2,335,000	2,901,144
Series C, 5.125% 10/1/17	2,985,000	3,170,010
6.125% 10/1/15	2,000,000	2,416,040
6.25% 10/1/16	2,500,000	3,060,600
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,127,530
(Univ. of Dayton Proj.) 5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,437,202
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	720,000	720,907
Series C, 4.9% 9/1/26 (c)	360,000	363,618
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,313,439
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,885,726
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,433,310
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,151,770
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,170,300
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series A, 5.8% 12/1/29	$ 3,300,000	$ 3,616,239
Series B, 5.25% 6/1/16	5,000,000	5,551,300
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,802,350
5.5% 2/15/26	3,700,000	3,967,658
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,131,430
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,000,000	2,000,000
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,023,860
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,512,518
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,812,221
5.25% 12/1/15	2,200,000	2,497,616
5.375% 12/1/17	285,000	317,410
5.375% 12/1/19	3,000,000	3,334,800
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,975,561
5.5% 12/1/18 (AMBAC Insured)	800,000	805,312
5% 12/1/17	3,765,000	4,125,612
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,707,124
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,184,780
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,479,781
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,221,901
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,068,540
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,940,679
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,127,482
Pickerington Local School District 5.25% 12/1/20 (FGIC Insured)	5,000,000	5,463,650
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,123,828
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	$ 1,500,000	$ 1,589,745
6.375% 11/15/30	1,000,000	1,056,610
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured) (a)	2,125,000	2,288,965
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,121,620
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,567,666
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,938,654
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,816,475
5.25% 12/1/21	1,740,000	1,912,921
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,681,916
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,214,817
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,181,958
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,481,847
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,117,400
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,561,525
5% 6/1/19 (AMBAC Insured)	1,520,000	1,638,773
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,526,033
6.1% 12/1/12	500,000	569,115
6.65% 12/1/11	420,000	476,414
		407,749,861
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,098,690
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,758,810
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,400,000	1,514,702
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 4,100,000	$ 4,420,005
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	906,368
		9,698,575
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $390,910,975)	417,448,436
NET OTHER ASSETS - 1.0%	4,266,531
NET ASSETS - 100%	$ 421,714,967
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $390,817,887. Net unrealized appreciation aggregated $26,630,549, of which $26,902,447 related to appreciated investment securities and $271,898 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Pennsylvania
Municipal Income Fund

September 30, 2004

1.807743.100

PFL-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,083,970
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,228,200
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	797,643
		4,109,813
Pennsylvania - 95.3%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,596,315
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,077,490
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,184,300
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,315,180
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) 5.25% 3/1/32	2,000,000	2,069,340
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	469,304
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,054,520
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,709,200
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,074,136
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,662,411
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,144,720
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,957,684
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	454,860
0% 9/15/28 (FGIC Insured)	1,000,000	284,530
0% 9/15/29 (FGIC Insured)	2,705,000	728,484
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,630,640
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,927,512
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,763,800
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,249,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	$ 600,000	$ 650,604
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,521,891
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,491,564
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,500,150
6% 11/15/30	3,620,000	4,076,844
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,528,875
6% 12/15/20	2,300,000	2,315,272
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,752,625
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,436,772
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,034,520
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,870,498
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	478,971
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,278,972
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (c)	2,000,000	2,055,260
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,462,170
Meadville Gen. Oblig. Series B, 6% 10/1/05 (Escrowed to Maturity) (d)	1,395,000	1,421,212
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,689,029
6% 6/1/16 (AMBAC Insured)	1,000,000	1,192,840
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,322,880
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,094,860
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,188,447
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	$ 1,000,000	$ 822,900
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,697,767
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,419,416
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,404,553
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,077,210
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,428,667
6.375% 11/1/41 (c)	1,300,000	1,352,468
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (Pre-Refunded to 6/1/09 @ 101) (d)	750,000	834,720
5% 6/1/14 (Pre-Refunded to 6/1/09 @ 101) (d)	1,280,000	1,424,589
5% 6/1/19 (MBIA Insured)	7,275,000	7,711,937
5.25% 2/1/14	125,000	139,116
5.25% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,378,943
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,416,038
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,654,454
5% 8/1/17	2,450,000	2,583,452
5% 5/1/20 (FSA Insured)	1,175,000	1,248,026
5.25% 10/15/13 (Pre-Refunded to 10/15/10 @ 101) (d)	1,000,000	1,136,910
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	6,000,000	6,921,360
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	547,314
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	1,000,000	1,042,970
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,579,816
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,241,652
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	1,000,000	1,095,970
6% 5/1/29	3,470,000	3,733,373
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,798,625
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	$ 1,000,000	$ 1,096,630
(UPMC Health Sys. Proj.) Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,103,890
5.25% 8/1/11 (FSA Insured)	1,000,000	1,111,500
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	556,855
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (c)	390,000	393,315
Series 54A, 5.375% 10/1/28 (c)	660,000	672,309
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	1,000,000	1,104,020
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	555,655
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,077,300
5% 7/15/41 (AMBAC Insured)	4,500,000	4,564,350
5.25% 7/15/41 (AMBAC Insured)	1,800,000	1,864,224
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,298,360
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,188,120
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,120,459
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,327,900
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,289,360
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,050,820
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,730,770
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,074,420
5.5% 5/15/08	1,000,000	1,094,970
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (d)	2,600,000	2,795,260
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	790,320
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,242,820
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (d)	$ 365,000	$ 420,130
Series 2002 A:
5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	4,083,779
5.5% 2/1/31 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,145,520
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (d)	500,000	575,520
Series B:
5.375% 4/1/27 (Pre-Refunded to 4/1/07 @ 100) (d)	4,000,000	4,325,160
5.625% 8/1/15 (FGIC Insured)	1,500,000	1,696,965
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,737,988
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,311,010
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,554,800
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	910,984
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	264,385
Series A, 6% 3/1/07 (MBIA Insured)	2,735,000	2,969,772
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,150,243
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,433,251
0% 8/1/08 (AMBAC Insured)	2,000,000	1,798,340
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	12,091,497
Quaker Valley School District 5.5% 4/1/25 (FSA Insured)	1,020,000	1,116,594
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,715,200
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	880,344
5.375% 4/1/17 (FSA Insured)	830,000	916,884
5.375% 4/1/18 (FSA Insured)	875,000	961,791
Tredyffrin-Easttown School District:
5.5% 2/15/13	1,015,000	1,134,669
5.5% 2/15/16	2,140,000	2,371,826
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,074,205
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	$ 1,225,000	$ 1,356,112
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,083,119
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,759,199
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,807,780
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,824,200
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,563,300
0% 8/15/20 (FGIC Insured)	2,500,000	1,202,725
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,414,075
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,368,182
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,599,300
		276,133,104
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	439,476
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,600,000	2,813,018
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	100,000	100,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	500,000	553,590
		3,906,084
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $267,443,986)	284,149,001
NET OTHER ASSETS - 1.9%	5,528,562
NET ASSETS - 100%	$ 289,677,563
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $268,087,253. Net unrealized appreciation aggregated $16,061,748, of which $16,193,572 related to appreciated investment securities and $131,824 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Intermediate
Municipal Income Fund

September 30, 2004

1.807744.100

STM-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 3.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$ 2,000	$ 2,142
Birmingham Spl. Care Facilities Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A1, 4.35%, tender 7/1/06 (b)	14,500	14,520
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,876
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,137
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,423
Jefferson County Gen. Oblig. Series 2003 A:
5% 4/1/06 (MBIA Insured)	3,000	3,140
5% 4/1/07 (MBIA Insured)	3,000	3,216
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (d)	5,000	5,700
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,025	14,394
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,478
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,025	2,246
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,068
5% 2/1/08 (MBIA Insured)	1,475	1,602
		61,942
Alaska - 1.6%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.15% 7/1/05 (AMBAC Insured) (c)	1,950	2,000
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,614
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (d)	2,500	2,890
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,898
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,674
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,376
0% 6/30/07 (MBIA Insured)	7,050	6,590
0% 6/30/08 (MBIA Insured)	4,240	3,820
		29,862
Arizona - 1.1%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/06	2,525	2,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$ 3,750	$ 4,596
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	8,323
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	770
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,040
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC Insured)	2,000	2,198
		19,600
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,097
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,048
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,043
4.25% 9/1/07 (FGIC Insured)	2,175	2,309
		5,497
California - 8.1%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,331
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,652
5.25% 5/1/10 (MBIA Insured)	1,100	1,225
California Gen. Oblig.:
5% 2/1/09	1,640	1,780
5% 2/1/10	2,000	2,183
5% 12/1/11 (MBIA Insured)	8,000	8,914
5.125% 9/1/12	1,000	1,090
5.25% 2/1/10 (FSA Insured)	7,265	8,077
5.25% 2/1/11	5,775	6,412
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,991
5.75% 10/1/08	1,085	1,212
6.4% 9/1/08	3,075	3,503
6.5% 9/1/10	1,740	2,039
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(c)	15,000	15,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(c)	$ 5,000	$ 5,005
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,174
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,268
5% 6/1/08	6,000	6,481
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,118
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,978
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,845
5.25% 7/1/08 (MBIA Insured) (a)	855	907
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,393
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (c)	3,490	3,562
5.5% 5/15/06 (c)	3,000	3,153
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06 (AMBAC Insured) (c)	1,495	1,589
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,715
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	9,100	9,549
		150,494
Colorado - 0.5%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (d)	4,500	3,676
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (c)	1,200	1,205
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	2,200	2,107
0% 9/1/07 (MBIA Insured)	3,200	2,975
		9,963
Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$ 1,275	$ 1,337
4.5% 7/1/08 (MBIA Insured)	1,045	1,121
5% 7/1/09 (MBIA Insured)	1,000	1,098
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,291
5% 12/30/06	6,560	6,996
5% 12/30/07	4,535	4,928
		20,891
District Of Columbia - 1.5%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,323
5% 1/1/06 (AMBAC Insured)	1,000	1,038
5% 1/1/07 (AMBAC Insured)	1,000	1,064
5.25% 1/1/08 (AMBAC Insured)	935	1,018
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,987
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,460
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	10,017
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,995
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,811
4% 10/1/07 (FSA Insured) (c)	1,000	1,039
		27,752
Florida - 6.2%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	553
Broward County School District Series A, 5% 2/15/08	5,810	6,295
Coral Gables Health Facilities Hosp. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,051
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,617
5.2% 7/15/07 (AMBAC Insured)	8,000	8,669
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,387
Florida Dept. of Envir. Protection Preservation Rev. Series B, 5% 7/1/07 (MBIA Insured)	19,020	20,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.35%, tender 9/1/05 (b)	$ 20,300	$ 20,555
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,244
4.25%, tender 8/1/07 (b)(c)	6,000	6,133
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,516
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,520
5% 4/1/08 (AMBAC Insured)	2,825	3,071
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,641
Miami-Dade County School District:
Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,638
Series 1995, 5.1% 8/1/06 (MBIA Insured)	1,935	2,043
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,654
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,920
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,567
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	9,000	10,062
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,994
		114,600
Georgia - 1.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (d)	6,000	6,342
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,435
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,866
Series C, 6.5% 7/1/07	2,185	2,443
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$ 1,035	$ 1,064
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,191
		22,701
Hawaii - 2.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (c)	3,850	4,741
Hawaii Gen. Oblig.:
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,398
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,658
Honolulu City & County Gen. Oblig. Series B:
5.5% 11/1/04 (FGIC Insured)	465	466
8% 10/1/09	26,940	33,302
		44,565
Illinois - 8.9%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,450
5% 1/1/08 (MBIA Insured)	1,190	1,290
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,121
5% 1/1/07 (FGIC Insured)	1,000	1,066
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,061
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,813
Series A, 5.5% 1/1/08 (AMBAC Insured)	5,000	5,296
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,478
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,767
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA Insured)	12,825	14,109
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,845
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,935
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	4,810	4,828
4.25% 6/1/08 (AMBAC Insured)	3,600	3,743
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,855	3,179
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	9,685	10,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2003 B: - continued
5% 11/15/07 (MBIA Insured)	$ 5,000	$ 5,434
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,912
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,100	6,213
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,107
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,626
(Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/08 (b)	4,700	4,792
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (b)(c)	6,100	6,140
Illinois Gen. Oblig.:
First Series:
5% 8/1/06	8,160	8,602
5.25% 4/1/08 (MBIA Insured)	1,035	1,134
5.5% 8/1/10	1,405	1,584
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	8,156
Series A, 5% 10/1/09	2,600	2,859
5% 6/1/07	6,265	6,722
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d)	1,000	1,147
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	500	519
5% 5/15/08	700	728
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,582
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,836
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,662
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	510
5.25% 10/1/05 (FGIC Insured)	560	580
5.25% 10/1/06 (FGIC Insured)	695	739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	$ 2,365	$ 2,608
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,201
0% 12/1/07 (FGIC Insured)	625	576
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,215
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,331
		164,776
Indiana - 1.5%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	2,011
5% 1/15/11 (FSA Insured)	1,910	2,099
5% 1/15/12 (FSA Insured)	1,990	2,195
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,305
5.5% 11/15/05	1,000	1,040
5.5% 11/15/06	1,000	1,068
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,353
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,173
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,988
		27,232
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,509
Series C, 2.38%, tender 9/1/05 (b)	4,000	3,995
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (b)	2,500	2,497
		9,001
Kentucky - 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (c)	1,185	1,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	$ 10,000	$ 9,493
0% 1/1/09 (AMBAC Insured)	2,000	1,759
		12,525
Louisiana - 0.2%
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,500	3,739
Maryland - 0.2%
Baltimore Gen. Oblig. Series A, 5.5% 10/15/18 (FGIC Insured) (Pre-Refunded to 10/15/10 @ 102) (d)	1,700	1,970
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,711
		3,681
Massachusetts - 5.3%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	8,064
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,266
5.875% 8/1/08	1,630	1,792
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	2,570	2,934
Series 2001 A, 5.5% 1/1/11	5,000	5,642
Series 2002 B, 5% 2/1/06	40,000	41,631
Series 2003 A, 5.375% 8/1/08	5,165	5,709
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	8,975	9,526
5.5% 10/1/10 (MBIA Insured)	1,130	1,282
Series A:
4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	2,055	2,204
5.5% 2/1/07 (MBIA Insured)	7,500	8,094
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	2,495	2,803
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.) 5.5% 7/1/05	1,000	1,011
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,210
New England Ed. Ln. Marketing Corp. Series A, 5.7% 7/1/05 (c)	2,800	2,877
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,040
		99,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - 4.4%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	$ 2,000	$ 2,132
Chippewa Valley Schools:
4% 5/1/06	1,000	1,033
4% 5/1/07	2,610	2,731
5% 5/1/08	1,260	1,370
Detroit City School District 5.05% 5/1/06	4,845	5,078
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,907
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,338
Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,273
5% 4/1/07 (FSA Insured) (a)	6,910	7,321
5% 4/1/08 (MBIA Insured)	14,545	15,809
5% 4/1/09 (MBIA Insured)	10,620	11,652
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,299
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	2,008
Hazel Park School District 5% 5/1/08	1,275	1,386
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (d)	11,985	12,770
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,505
		81,612
Minnesota - 0.9%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,651
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,462
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,281
5.25% 12/1/10	500	529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,372
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/06 (AMBAC Insured)	5,045	5,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
5% 1/1/08 (AMBAC Insured)	$ 2,410	$ 2,611
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,042
		17,188
Mississippi - 0.5%
Jackson Wtr. & Swr. Sys. Rev. Series 2003, 5% 9/1/07 (FSA Insured)	5,825	6,271
Mississippi Gen. Oblig. 5.25% 9/1/07	1,750	1,900
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (c)	1,190	1,274
		9,445
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,441
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,088
5% 2/1/08 (FGIC Insured)	2,000	2,166
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,198
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,726
		9,619
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,069
Nebraska - 2.0%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/06	1,000	1,028
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,209
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,863
0% 1/1/07 (MBIA Insured)	4,000	3,805
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5% 2/1/09	3,500	3,751
		37,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.7%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (c)	$ 800	$ 819
5% 7/1/06 (AMBAC Insured) (c)	800	840
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,378
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,915
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,324
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,938
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	1,600	1,837
Series D, 5% 6/15/09 (MBIA Insured)	13,890	15,298
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (d)	2,200	2,368
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,665
		32,382
New Jersey - 2.1%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (a)	1,225	1,323
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.25% 11/1/09 (MBIA Insured) (a)	4,000	4,413
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(c)	5,000	5,000
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5% 6/15/06	6,300	6,610
Series 2005 A, 5% 12/15/07 (MBIA Insured) (a)	5,000	5,310
Series A, 5.25% 12/15/08 (MBIA Insured) (a)	15,000	16,237
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,098
		39,991
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	$ 7,000	$ 6,965
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,672
		20,637
New York - 7.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,307
5% 1/1/12	1,175	1,293
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (d)	270	285
5.375% 7/1/09 (Escrowed to Maturity) (d)	3,635	4,089
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5% 1/1/06	10,110	10,495
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	871
5% 9/1/12 (FGIC Insured)	1,500	1,628
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,858
Series 2004 G, 5% 8/1/09	8,000	8,699
Series A, 5.25% 11/1/14 (MBIA Insured)	600	667
Series E, 6% 8/1/11	60	65
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,102
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,943
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,441
Series 2003 A:
5% 1/1/06	1,250	1,298
5% 1/1/07	10,855	11,508
5% 3/15/08	2,000	2,170
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (d)	2,615	2,876
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,846
4.5% 2/1/08	1,500	1,601
5% 2/1/09	2,035	2,225
Suffolk County Gen. Oblig. Series 2004 B, 5% 5/1/06 (FSA Insured)	2,200	2,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	$ 3,800	$ 4,092
Series A1:
5.25% 6/1/12	5,000	5,241
5.25% 6/1/13	17,500	18,753
Series B1, 5% 6/1/06	17,815	18,612
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,745	4,310
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (d)	10,000	11,130
		129,713
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	1,200	1,265
127th Series, 5% 12/15/08 (AMBAC Insured) (c)	3,510	3,790
		5,055
North Carolina - 1.0%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,192
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,345
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,712
Series A, 5.5% 1/1/10	3,000	3,268
Series B, 6% 1/1/05	2,000	2,018
Series C, 5% 1/1/08	1,190	1,262
Series D, 5.375% 1/1/10	3,700	4,008
		18,805
Ohio - 2.2%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,912
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,068
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,507
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	2,300	2,300
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Prog.) Series 2004 A, 5% 4/1/08	1,935	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Prog.) Series A, 5.75% 4/1/08	$ 3,555	$ 3,949
Ohio Gen. Oblig. Series IIA, 5.25% 12/1/05	5,000	5,199
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,444
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,712
5% 12/1/06 (FSA Insured)	3,600	3,828
5% 12/1/07 (FSA Insured)	1,285	1,392
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,350
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,084
		40,846
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/06	3,200	3,361
Oregon - 0.7%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,341
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/06 (FSA Insured)	1,280	1,355
5.25% 8/1/07 (FSA Insured)	1,350	1,464
5.25% 8/1/08 (FSA Insured)	1,425	1,570
Oregon Dept. Administrative Services 5% 9/1/07 (FSA Insured)	1,750	1,889
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,134
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,340	1,387
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)	2,550	2,823
		12,963
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,604
5.5% 6/15/06	3,065	3,218
5.5% 6/15/07	2,000	2,147
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,745
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,230
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	$ 3,750	$ 3,926
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(c)	6,200	6,244
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,898
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)	5,500	5,880
5% 5/15/08 (FSA Insured)	5,000	5,422
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,813
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA Insured)	2,000	2,172
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,982
		42,281
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	2,500	2,619
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,325
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,845
		4,170
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	2,615	2,916
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06	1,000	1,048
5% 8/15/07	1,700	1,805
5% 8/15/08	1,690	1,808
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,627
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	2,003
5% 1/1/09 (FSA Insured)	1,945	2,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	$ 1,705	$ 1,772
5% 1/1/07 (FSA Insured)	4,105	4,368
Series A:
5.5% 1/1/11 (MBIA Insured)	3,000	3,369
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,474
Series D:
5% 1/1/06	2,750	2,860
5% 1/1/07	5,000	5,323
Spartanburg County School District # 5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,100
		34,605
Tennessee - 1.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,327
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,198
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,716
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,556
4.5% 9/1/08 (MBIA Insured)	1,620	1,740
4.5% 9/1/09 (MBIA Insured)	1,685	1,816
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (c)	1,675	1,759
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (d)	15,750	11,611
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (d)	15,130	9,762
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,325
		35,810
Texas - 13.2%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (d)	6,820	3,486
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	988
6.5% 11/15/05 (MBIA Insured) (c)	6,870	7,216
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,510
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Birdville Independent School District 5% 2/15/10	$ 1,300	$ 1,430
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	6,255	6,414
Conroe Independent School District Lot B, 0% 2/15/08	3,000	2,737
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,323
5% 3/1/06 (AMBAC Insured) (a)	3,365	3,484
5% 3/1/07 (FSA Insured)	2,735	2,921
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,336
4.5% 2/15/06	2,245	2,325
5% 2/15/08	2,000	2,169
Del Valle Independent School District 5.5% 2/1/09	1,205	1,341
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,044
5% 3/1/07 (AMBAC Insured)	2,000	2,132
5% 3/1/08 (AMBAC Insured)	2,770	3,000
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,044
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,378
4% 2/15/08 (FSA Insured)	1,145	1,205
5% 2/15/10 (FSA Insured)	1,710	1,881
4% 2/15/06 (FSA Insured)	2,975	3,062
4% 2/15/07 (FSA Insured)	3,115	3,251
Garland Independent School District 0% 2/15/07	1,610	1,522
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,104
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	4,042
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,710
5.5% 3/1/06 (Escrowed to Maturity) (d)	420	441
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (d)	6,000	6,729
Katy Independent School District Series A, 4% 2/15/06	1,335	1,374
Killeen Independent School District 4% 2/15/08	1,200	1,263
La Porte Independent School District 4% 2/15/08	2,000	2,105
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,338
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)	5,000	5,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Gen. Oblig.:
5% 2/15/09 (MBIA Insured) (a)	$ 1,615	$ 1,766
5% 2/15/10 (MBIA Insured) (a)	1,845	2,030
Mesquite Independent School District Series A:
0% 8/15/06	1,115	1,072
5% 8/15/06	1,000	1,056
New Braunfels Independent School District 0% 2/1/07	2,000	1,892
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (d)	3,600	4,335
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,184
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,881
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,300	7,378
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (d)	1,900	1,996
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (c)	2,000	2,149
Rockwall Independent School District:
4% 2/15/06	2,370	2,439
5% 2/15/07	3,510	3,744
5% 2/15/08	3,825	4,148
5% 2/15/09	4,690	5,129
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (d)	1,000	995
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	5,000	5,687
5.25% 2/1/07	2,500	2,679
5.25% 2/1/08	1,000	1,090
San Antonio Independent School District 7% 8/15/08	5,000	5,819
Socorro Independent School District 5% 8/15/09	2,070	2,275
Spring Branch Independent School District Series 2001, 5.375% 2/1/14	2,790	3,099
Spring Independent School District 5% 2/15/08	1,875	2,033
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,203
Series A, 6% 10/1/08 (MBIA Insured)	10,750	12,205
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,837
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev.: - continued
0% 2/1/05 (MBIA Insured)	$ 3,725	$ 3,704
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,538
5% 2/15/11 (AMBAC Insured)	1,250	1,381
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,298
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,219
5% 8/1/07 (MBIA Insured)	1,595	1,714
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,821
4.5% 7/1/06	1,220	1,252
5% 7/1/07	1,000	1,050
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,067
3.75% 2/15/07 (FSA Insured)	5,100	5,286
4% 2/15/08 (FSA Insured)	5,265	5,528
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,251
Series B, 5% 8/15/09	13,555	14,904
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)	1,055	1,100
5% 2/15/07 (FGIC Insured)	1,110	1,184
5% 2/15/08 (FGIC Insured)	1,170	1,269
Wichita Falls Independent School District 0% 2/1/10	2,325	1,936
		245,944
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	2,932
0% 10/1/12 (AMBAC Insured)	3,800	2,795
0% 10/1/13 (AMBAC Insured)	3,760	2,641
		8,368
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,009
Washington - 6.7%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	$ 1,375	$ 1,428
5% 1/1/07 (FSA Insured)	1,395	1,481
5.25% 1/1/08 (FSA Insured)	1,515	1,647
5.25% 1/1/09 (FSA Insured)	1,595	1,757
5% 1/1/11 (MBIA Insured)	1,680	1,853
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,820
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,114
5.75% 12/1/15 (FSA Insured)	2,500	2,868
King County Rural Library District 5% 12/1/06 (FSA Insured) (a)	1,045	1,105
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,930
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,117
5% 1/1/07 (FSA Insured)	5,000	5,309
5.25% 1/1/08 (FSA Insured)	3,500	3,804
Port of Seattle Rev.:
Series B, 5.5% 2/1/07 (MBIA Insured) (c)	5,775	6,174
Series D, 5.75% 11/1/15 (FGIC Insured) (c)	3,640	4,109
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (d)	10,000	10,498
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,812
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,608
4.5% 12/1/09 (FGIC Insured)	1,000	1,074
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,148
5% 6/1/10 (FSA Insured)	1,000	1,103
Washington Gen. Oblig.:
Series A:
4% 1/1/08 (MBIA Insured)	33,175	34,903
5.5% 7/1/11	3,500	3,918
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	$ 3,000	$ 3,338
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,258
		124,469
West Virginia - 0.2%
West Virginia Gen. Oblig. 5.5% 6/1/07 (FSA Insured)	1,905	2,070
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured)	2,500	2,565
		4,635
Wisconsin - 1.5%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(c)	5,000	4,991
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,517
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,074
5% 8/15/10	1,870	2,001
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (d)	2,230	2,381
5% 7/1/07 (FSA Insured)	1,500	1,613
		27,577
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,801,227)	1,828,335
NET OTHER ASSETS - 1.7%	32,505
NET ASSETS - 100%	$ 1,860,840
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,549,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,100
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,801,227,000. Net unrealized appreciation aggregated $27,108,000, of which $29,722,000 related to appreciated investment securities and $2,614,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004